Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

Year	SCT Total for CEO	Compensation Actually Paid to CEO(1)(4)	Average SCT Total for other NEOs	Average Compensation Actually Paid to other NEOs(2)(3)(4)	Value of Initial Fixed $100 on Dec. 31 2019 Investment Based on:		Company Net Income (in millions)	Comparable EBITDA(7) (in millions)
					TSR(5)	Peer Group TSR(6)
	($)	($)	($)	($)			($)	($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	9,765,953	16,096,527	3,655,823	5,569,923	173	128	867	2,722
2021	8,817,637	22,693,300	2,963,796	3,806,715	166	155	519	2,433
2020	8,106,836	16,422,956	3,412,518	6,209,380	120	117	(122)	2,258

Company Selected Measure Name	Comparable EBITDA
Named Executive Officers, Footnote [Text Block]	The NEOs reflected in columns (d) and (e) represent the following individuals: Mr. Diez, Mr. Sensing, Mr. Havens and Mr. Fatovic in 2022; Mr. Diez, Mr. Parker, Mr. Sensing, Mr. Havens and Mr. Fatovic in 2021; Mr. Diez, Mr. Parker, Mr. Sensing and Mr. Fatovic in 2020.
Peer Group Issuers, Footnote [Text Block]	Amount is calculated using the market capitalization of each company in the Peer Group TSR, at the beginning of each requisite period. The Peer Group TSR represents the Dow Jones Transportation 20 index as presented in "Item5. Market for Registrant's Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities" on page 22 of our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 9,765,953	$ 8,817,637	$ 8,106,836
PEO Actually Paid Compensation Amount	$ 16,096,527	22,693,300	16,422,956
Adjustment To PEO Compensation, Footnote [Text Block]

(1)	The table below shows the additions and deductions to calculate Compensation Actually Paid for our CEO in each fiscal year.

Year	Reported SCT Total for CEO	Value of Stock Awards from SCT	Reported Change in Pension Value and Nonqualified Deferred Compensation Earnings from SCT	Equity Award Adjustments					Compensation Actually Paid to CEO
				Year-End Fair Value of Equity Awards Granted in the Applicable Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during Applicable Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
	$	$	$	$	$	$	$	$	$
2022	9,765,953	(5,330,950)	—	9,499,134	736,875	414,568	—	1,010,947	16,096,527
2021	8,817,637	(4,696,570)	—	8,935,312	3,926,371	4,683,376	—	1,027,174	22,693,300
2020	8,106,836	(4,299,705)	(150,916)	13,474,811	(563,560)	(528,387)	—	383,877	16,422,956

Non-PEO NEO Average Total Compensation Amount	$ 3,655,823	2,963,796	3,412,518
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,569,923	3,806,715	6,209,380
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The table below shows the additions and deductions to calculate the average Compensation Actually Paid for our NEOs in each fiscal year.

Year	Reported Average SCT Total for NEOs	Average Value of Stock Award from SCT	Average Reported Change in Pension Value and Nonqualified Deferred Compensation Earnings from SCT	Average Equity Award Adjustments					Average Compensation Actually Paid to NEOs
				Year-End Fair Value of Equity Awards Granted in the Applicable Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during Applicable Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
	$	$	$	$	$	$	$	$	$
2022	3,655,823	(1,742,737)	—	3,105,337	225,864	40,414	—	285,222	5,569,923
2021	2,963,796	(1,580,708)	—	2,091,595	867,941	736,621	(1,471,216)	198,686	3,806,715
2020	3,412,518	(1,593,623)	(55,462)	4,577,209	37,560	(322,458)	—	153,636	6,209,380

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The charts below show the relationship between Compensation Actually Paid and Company and Peer Group TSR, and Net Income and Comparable EBITDA as reported in the Pay Versus Performance table above.
Compensation Actually Paid vs. Net Income [Text Block]	The charts below show the relationship between Compensation Actually Paid and Company and Peer Group TSR, and Net Income and Comparable EBITDA as reported in the Pay Versus Performance table above.
Tabular List [Table Text Block]
The following table lists the most important financial measures used in 2022 to link Compensation Actually Paid to NEOs and Ryder's performance, and the page numbers herein where such financial measures are defined.

Financial Measures	Page
ROE	37
Free Cash Flow	39
Strategic Revenue Growth	37
Comparable EBITDA	34

Total Shareholder Return Amount	$ 173	166	120
Peer Group Total Shareholder Return Amount	128	155	117
Net Income (Loss)	$ 867	$ 519	$ (122)
Company Selected Measure Amount	2,722	2,433	2,258
PEO Name	Robert E. Sanchez
Additional 402(v) Disclosure [Text Block]	For performance share awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end fair values used in the Compensation Actually Paid calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end date. For options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year-end dates using the Black-Scholes-Merton option pricing model. Calculated in the same manner, with the same peer group, as required under Item 201(e) of Reg S-K, measuring the period from the market close on the last trading day before the earliest fiscal year in the table through and including the end of the fiscal year for which cumulative TSR is calculated.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ROE
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Revenue Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Comparable EBITDA
Non-GAAP Measure Description [Text Block]	Comparable EBITDA is a non-GAAP financial measure. Comparable EBITDA is defined as net earnings, first adjusted to exclude discontinued operations and the following items, all from continuing operations: (i) non-operating pension costs, net and (ii) any other items that are not representative of our business operations (these items are the same items that are excluded from comparable earnings measures for the relevant periods as described immediately above) and then adjusted further for (a) interest expense, (b) income taxes, (c) depreciation, (d) used vehicle sales results and (e) amortization. For a reconciliation of net earnings from continuing operations to comparable EBITDA, as well as the reasons why this measure is useful to shareholders, refer to the "Non-GAAP Financial Measures" on pages 46-53 of our Annual Report on Form 10-K for the year ended December 31, 2022. The 2021 comparable EBITDA amount shown in the table reflects company-wide results. In 2021, for compensation purposes, the Committee determined to exclude the acquisition of Midwest Warehouse & Distribution System (acquired in November 2021 for approximately $284 million) from comparable EBITDA 2021 results. As such, the total amount of comparable EBITDA used for 2021 compensation purposes was $2,429 billion.
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,330,950)	$ (4,696,570)	$ (4,299,705)
PEO [Member] | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(150,916)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	9,499,134	8,935,312	13,474,811
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	736,875	3,926,371	(563,560)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	414,568	4,683,376	(528,387)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,010,947	1,027,174	383,877
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,742,737)	(1,580,708)	(1,593,623)
Non-PEO NEO [Member] | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(55,462)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,105,337	2,091,595	4,577,209
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	225,864	867,941	37,560
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	40,414	736,621	(322,458)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	(1,471,216)	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 285,222	$ 198,686	$ 153,636